Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before the provision for income taxes
	Year Ended December 31,
	2022	2023	2024

	(in thousands)
Israel	$(170,138)	$(120,835)	$(74,754)
Foreign	(31,279)	(10,961)	(4,639)

Total	$(201,417)	$(131,797)	$(79,393)

Schedule of provision for income taxes
	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Current:
Israel	$-	$-	$23
Foreign	1,512	2,059	2,638

Total current income tax expense	$1,512	$2,059	$2,661

Deferred:
Israel	$-	$-	$-
Foreign	(7,524)	(51)	(6,506)

Total deferred income tax benefit	(7,524)	(51)	(6,506)

Total provision for income taxes	$(6,012)	$2,008	$(3,845)

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Theoretical income tax expense (benefit)	$(46,326)	$(30,313)	$(18,260)
Change in valuation allowance	43,134	28,471	15,043
Return to provision true ups	395	884	143
Foreign tax rate differentials	311	352	753
Shared Based Compensations non-deductible (taxable)	(929)	2,402	(1,159)
Non-deductible expenses	820	512	298
Tax rate change impact	(1,883)	(139)	124
Foreign exchange impact	874	(430)	(511)
State Taxes	(316)	170	(299)
Valuation allowance on acquisition balances	(3,482)	-	-
R&D credits	-	(208)	(1,427)
Other	1,390	307	1,450

Total	$(6,012)	$2,008	$(3,845)

Schedule of deferred tax assets and liabilities
	December 31,
	2023	2024
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards *)	$88,395	$93,943
Research and development expenses	21,056	26,545
Leasing liabilities	5,350	5,615
Accruals and reserves	460	683
Share-based compensation	8,902	12,505
R&D tax credits	351	2,843
Bad debt	149	244
Capital losses	-	129
Gross deferred tax assets	124,663	142,507
Valuation allowance	(107,682)	(122,725)
Total deferred tax assets	16,981	19,782

Deferred tax liabilities:
Deferred contract acquisition costs	570	818
Leasing assets	4,944	4,946
Property and equipment	171	194
Intangibles	17,790	13,824
Other	13	-
Gross deferred tax liabilities	23,488	19,782

Deferred taxes assets (liabilities), net	$(6,507)	$-

*) Refer to note 11g.

Schedule of unrecognized tax benefits
	December 31,
	2023	2024
	(in thousands)

Beginning balance	$53,670	$-
Increases related to tax positions taken during the current year	-	-
Decrease related to tax positions taken during the current year	(53,670)	-
Ending balance	$-	$-